Share capital and share premium - Narrative (Details) $ / shares in Units, $ in Millions				12 Months Ended
	May 10, 2022	Mar. 29, 2022 USD ($) shares	Mar. 23, 2022 $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding				55,395,856	51,668,315	47,571,283	42,761,528
Maximum authorized increase of then outstanding share capital (as a percent)	10.00%
Period of outstanding share capital	18 months
Maximum authorized increase in share capital | €				€ 428,954.5
Maximum authorized increase in number of shares				4,289,545
Global Offering
Disclosure of classes of share capital [line items]
Number of shares issued			2,333,334
Global Offering | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued			1,433,701
Share price | $ / shares			$ 300.0
Global Offering | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued			899,633
Share price | $ / shares			$ 273.10
Underwriters' Over Allotment Option | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued		350,000
Gross proceeds from issue of shares | $		$ 804.1
Payments of stock issuance costs | $		44.2
Expenses deducted from equity | $		44.0
Net proceeds | $		$ 761.0